RELATED PARTY TRANSACTIONS - Summary of components of the net transfers to parent in net parent investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Transfers to Parent in Net Parent Investment [Line Items]
Net transfers to parent per the Combined Statements of Equity prior to reorganization and acquisition		$ (165,536)
Net transfers from parent per the Combined Statements of Equity subsequent to reorganization and acquisition		166,968
Prior To Re Organization And Acquisition [Member]
Net Transfers to Parent in Net Parent Investment [Line Items]
Cash Pooling and General Financing Activities		50,551
Corporate Allocations		28,568
Distributions		(259,898)
Contributions		15,243
Subsequent To ReOrganization And Acquisition [Member]
Net Transfers to Parent in Net Parent Investment [Line Items]
Cash Pooling and General Financing Activities		100,005
Corporate Allocations		63,568
Contributions		3,395
Equity based compensation expense		(26,041)
Currency translation adjustments on intracompany transactions		(3,323)
Taxes deemed settled with Parent		8,691
Net (loss) gain on foreign currency transactions		12,636
Distributions Subsequent To Reorganization		(36,689)
Net transfers to parent per the Combined Statements of Cash Flows		$ (43,294)
Endeavor Group Holdings Inc [Member]
Net Transfers to Parent in Net Parent Investment [Line Items]
Cash Pooling and General Financing Activities	$ (31,319)		$ 95,281
Corporate Allocations	114,167		86,373
Distributions	(67,256)		(1,095,904)
Contributions	6,926		23,744
Net transfers from parent per the Combined Statements of Equity	89,774		(890,506)
Equity based compensation expense	(15,756)		(31,598)
Currency translation adjustments on intracompany transactions	3,172		(16,014)
Taxes deemed settled with Parent	7,105		(11,474)
Net (loss) gain on foreign currency transactions	(4,719)		(12,989)
Net transfers to parent per the Combined Statements of Cash Flows	$ 12,320		$ (962,581)